Stock-Based Compensation - Schedule of Stock Options Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Options Outstanding, Granted		2,760,000
Weighted Average Grant Date Fair Value Outstanding, Beginning Balance		$ 1.33
Stock Option [Member]
Options Outstanding, Beginning Balance	6,000,000	6,000,000
Options Outstanding, Granted
Options Outstanding, Exercised
Options Outstanding, Forfeited/Cancelled
Options Outstanding, Ending Balance	6,000,000	6,000,000
Options Exercisable, Ending Balance	6,000,000	6,000,000
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 0.71	$ 0.71
Weighted Average Exercise Price Outstanding, Granted
Weighted Average Exercise Price Outstanding, Exercised
Weighted Average Exercise Price Outstanding, Forfeited/Cancelled
Weighted Average Exercise Price Outstanding, Ending Balance	0.71	0.71
Weighted Average Exercise Price Exercisable, Ending Balance	0.71	0.71
Weighted Average Grant Date Fair Value Outstanding, Beginning Balance	1.29	1.29
Weighted Average Grant Date Fair Value Outstanding, Ending Balance	1.29	1.29
Weighted Average Grant Date Fair Value Exercisable, Ending Balance	$ 1.29	$ 1.29
Weighted Average Remaining Life Outstanding, Beginning Balance		4 years 7 months 13 days
Weighted Average Remaining Life Outstanding, Ending Balance	10 months 3 days	3 years 7 months 13 days
Weighted Average Remaining Life Exercisable, Ending Balance	10 months 3 days	3 years 7 months 13 days
Intrinsic Value Outstanding, Ending Balance
Intrinsic Value Exercisable, Ending Balance